Segment Reporting - Key Information for Financial Services Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net income	$ 1,723	$ (493)	$ 1,422
Interest revenue	1,806	1,747	1,930
Interest expense	596	678	798
Financial Services
Segment Reporting Information [Line Items]
Net income	420	249	361
Interest revenue	1,079	1,123	1,248
Interest expense	$ 425	$ 510	$ 597